UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694
                                                      --------

                    Oppenheimer Gold & Special Minerals Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                       SHARES              VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
-------------------------------------------------------------------------------------------------
ENERGY--4.7%
-------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Scorpion Offshore Ltd. 1                                              410,000   $      5,814,132
-------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.4%
Cameco Corp.                                                          465,100         21,506,224
-------------------------------------------------------------------------------------------------
Denison Mines Corp. 1                                               1,630,000         18,272,257
-------------------------------------------------------------------------------------------------
Petrolifera Petroleum Ltd. 1                                          236,000          3,606,495
-------------------------------------------------------------------------------------------------
Sasol Ltd., Sponsored ADR                                             205,000          8,812,950
-------------------------------------------------------------------------------------------------
Uranium One, Inc. 1                                                 1,787,255         23,628,817
-------------------------------------------------------------------------------------------------
US BioEnergy Corp. 1                                                  400,020          3,084,154
                                                                                -----------------
                                                                                      78,910,897
INDUSTRIALS--0.7%
-------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Ausenco Ltd.                                                          300,000          3,508,709
-------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Joy Global, Inc.                                                      190,000          9,663,400
MATERIALS--94.0%
-------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
Jiutian Chemical Group Ltd.                                        15,500,000          6,782,228
-------------------------------------------------------------------------------------------------
Migao Corp. 1                                                         140,000          1,175,288
-------------------------------------------------------------------------------------------------
Neo Materials Technologies, Inc. 1                                    580,000          3,119,690
                                                                                -----------------
                                                                                      11,077,206
-------------------------------------------------------------------------------------------------
METALS & MINING--93.4%
Aditya Birla Minerals Ltd. 1                                        3,900,000         14,326,678
-------------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                             1,422,100         70,820,580
-------------------------------------------------------------------------------------------------
Alamos Gold, Inc. 1                                                 2,606,800         16,458,758
-------------------------------------------------------------------------------------------------
Albidon Ltd., CDI 1                                                   100,000            273,241
-------------------------------------------------------------------------------------------------
Anglo Platinum Ltd.                                                   230,000         34,807,310
-------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                                 650,000         30,478,500
-------------------------------------------------------------------------------------------------
Anvil Mining Ltd. 1                                                   778,000         13,531,795
-------------------------------------------------------------------------------------------------
Apex Silver Mines Ltd. 1                                              855,000         16,629,750
-------------------------------------------------------------------------------------------------
Aquarius Platinum Ltd.                                                916,541         32,015,725
-------------------------------------------------------------------------------------------------
Arcelor Mittal, Cl. A                                                 350,000         27,426,000
-------------------------------------------------------------------------------------------------
Ashapura Minechem Ltd.                                                 20,000            229,500
-------------------------------------------------------------------------------------------------
Aurelian Resources, Inc. 1                                          1,100,000          8,205,902
-------------------------------------------------------------------------------------------------
Aurizon Mines Ltd. 1                                                1,340,000          5,469,663
-------------------------------------------------------------------------------------------------
Avocet Mining plc 1                                                   800,000          2,504,297
-------------------------------------------------------------------------------------------------
Barrick Gold Corp.                                                  1,806,815         72,778,508
-------------------------------------------------------------------------------------------------
BHP Billiton Ltd., Sponsored ADR                                      932,800         73,318,080
-------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                                    427,780         22,197,504
-------------------------------------------------------------------------------------------------
Centamin Egypt Ltd. 1                                               1,600,000          2,009,166
-------------------------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                               1,881,400         17,023,677
-------------------------------------------------------------------------------------------------
Central African Mining & Exploration Co. plc 1                     10,600,000          5,692,978
-------------------------------------------------------------------------------------------------
China Molybdenum Co. Ltd. 1                                         3,800,000          8,339,530
-------------------------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR                     755,900         36,116,902
-------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                     2,519,400         85,483,242
-------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

                                                                       SHARES              VALUE
-------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
-------------------------------------------------------------------------------------------------
Consolidated Minerals Ltd.                                          2,694,018   $     11,737,547
-------------------------------------------------------------------------------------------------
Crew Gold Corp. 1                                                   1,254,900          2,220,504
-------------------------------------------------------------------------------------------------
Crystallex International Corp. 1                                      870,000          2,711,507
-------------------------------------------------------------------------------------------------
Eldorado Gold Corp. 1,2                                             4,526,000         27,939,114
-------------------------------------------------------------------------------------------------
FerroChina Ltd.                                                     7,085,000         11,400,831
-------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                           364,400         35,756,739
-------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                           900,000         94,401,000
-------------------------------------------------------------------------------------------------
Gabriel Resources Ltd. 1                                               60,000            152,013
-------------------------------------------------------------------------------------------------
Gammon Gold, Inc. 1                                                 1,932,500         23,062,158
-------------------------------------------------------------------------------------------------
Gold Fields Ltd., Sponsored ADR                                     1,615,400         29,222,586
-------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                      2,603,068         79,549,758
-------------------------------------------------------------------------------------------------
Golden Star Resources Ltd. 1                                        4,895,000         19,824,750
-------------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd., Sponsored ADR 1                       1,352,000         16,102,320
-------------------------------------------------------------------------------------------------
High River Gold Mines Ltd. 1                                        4,500,000         13,663,098
-------------------------------------------------------------------------------------------------
IAMGOLD Corp.                                                       3,002,300         26,029,941
-------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                       1,577,352         54,949,629
-------------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                                1,803,100         23,530,455
-------------------------------------------------------------------------------------------------
Jabiru Metals Ltd. 1                                                5,006,166          6,667,150
-------------------------------------------------------------------------------------------------
Jaguar Mining, Inc. 1                                               1,029,500          9,170,432
-------------------------------------------------------------------------------------------------
JSC Mining & Metallurgical Co. Norilsk Nickel, ADR                    136,000         36,805,436
-------------------------------------------------------------------------------------------------
Kinross Gold Corp. 1,3                                              2,738,890         41,028,572
-------------------------------------------------------------------------------------------------
Kinross Gold Corp. 1,3                                                800,460         11,958,815
-------------------------------------------------------------------------------------------------
Lihir Gold Ltd. 1                                                   9,394,667         33,632,941
-------------------------------------------------------------------------------------------------
Lonmin plc                                                            804,676         60,075,758
-------------------------------------------------------------------------------------------------
Merafe Resources Ltd. 1                                            16,601,776          4,096,645
-------------------------------------------------------------------------------------------------
Mercator Minerals Ltd. 1                                              640,000          5,359,875
-------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                 443,000         14,663,300
-------------------------------------------------------------------------------------------------
Metallica Resources, Inc. 1                                         2,909,200         12,869,331
-------------------------------------------------------------------------------------------------
Metorex Ltd. 1                                                      2,950,000         11,766,975
-------------------------------------------------------------------------------------------------
Mincor Resources NL                                                 2,000,000          7,463,754
-------------------------------------------------------------------------------------------------
Minefinders Corp. Ltd. 1                                              260,000          2,786,508
-------------------------------------------------------------------------------------------------
MMX Mineracao e Metalicos SA 1                                         90,800         31,554,610
-------------------------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                1,515,880         37,663,286
-------------------------------------------------------------------------------------------------
Newmont Mining Corp. (Holding Co.)                                    810,105         36,235,997
-------------------------------------------------------------------------------------------------
NovaGold Resources, Inc. 1                                            765,700         12,641,707
-------------------------------------------------------------------------------------------------
Pan American Silver Corp. 1                                           818,541         23,655,835
-------------------------------------------------------------------------------------------------
Pan Australian Resources Ltd. 1                                    11,395,455          8,318,172
-------------------------------------------------------------------------------------------------
Perilya Ltd.                                                        2,000,000          7,031,096
-------------------------------------------------------------------------------------------------
PolyMet Mining Corp. 1                                                264,200          1,001,391
-------------------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                        1,230,000         40,885,200
-------------------------------------------------------------------------------------------------
Rio Tinto plc, Sponsored ADR                                            2,000            686,800
-------------------------------------------------------------------------------------------------
Sally Malay Mining Ltd.                                             4,036,492         17,294,743
-------------------------------------------------------------------------------------------------
Seabridge Gold, Inc. 1                                                400,000         12,072,000
-------------------------------------------------------------------------------------------------
Silvercorp Metals, Inc.                                               620,000         12,921,731
-------------------------------------------------------------------------------------------------
Sino Gold Ltd. 1                                                    2,300,000         15,262,471
-------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

                                                                       SHARES              VALUE
-------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
-------------------------------------------------------------------------------------------------
Thompson Creek Metals Co. 1                                         2,080,000   $     45,901,573
-------------------------------------------------------------------------------------------------
Yamana Gold, Inc.                                                   4,589,000         54,210,778
-------------------------------------------------------------------------------------------------
Zhaojin Mining Industry Co. Ltd.                                    2,400,000          9,409,944
                                                                                -----------------
                                                                                   1,693,484,062
                                                                                -----------------
Total Common Stocks (Cost $1,216,172,695)                                          1,802,458,406

                                                                        UNITS
-------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------
Nevsun Resources Ltd. Wts., Exp. 12/19/08 1 (Cost $117,815)            70,000                875

                                                                       SHARES
-------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.3%
-------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 2,4
(Cost $6,229,627)                                                   6,229,627          6,229,627
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,222,520,137)                        99.7%     1,808,688,908
-------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                           0.3          5,013,472
                                                                    -----------------------------
NET ASSETS                                                              100.0%  $  1,813,702,380
                                                                    =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES         GROSS             GROSS                SHARES
                                                JUNE 30, 2007     ADDITIONS        REDUCTIONS    SEPTEMBER 30, 2007
--------------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp.                                 4,026,000       500,000                --             4,526,000
Oppenheimer Institutional Money Market
Fund, Cl. E                                        11,900,939    87,059,528        92,730,840             6,229,627

                                                                                                           DIVIDEND
                                                                                        VALUE                INCOME
--------------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp.                                                           $    27,939,114             $      --
Oppenheimer Institutional Money Market
Fund, Cl. E                                                                         6,229,627               142,545
                                                                              --------------------------------------
                                                                              $    34,168,741             $ 142,545
                                                                              ======================================

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Rate shown is the 7-day yield as of September 30, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                     VALUE               PERCENT
--------------------------------------------------------------------------------------------------------------------
Canada                                                                        $   778,208,414                  43.0%
Australia                                                                         204,874,093                  11.3
South Africa                                                                      190,236,915                  10.5
United States                                                                     189,697,814                  10.5
Brazil                                                                            117,037,852                   6.5
United Kingdom                                                                    105,765,269                   5.8
Jersey, Channel Islands                                                            40,885,200                   2.3
Peru                                                                               36,116,902                   2.0


                  3 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
-----------------------------------------------------------------

Papua New Guinea                                                                   33,632,941                   1.9
Bermuda                                                                            32,015,725                   1.8
The Netherlands                                                                    27,426,000                   1.5
Singapore                                                                          18,183,059                   1.0
China                                                                              17,749,474                   1.0
Cayman Islands                                                                     16,629,750                   0.9
India                                                                                 229,500                   0.0
                                                                              --------------------------------------
Total                                                                         $ 1,808,688,908                 100.0%
                                                                              ======================================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                  4 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of September 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                    EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF     UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                     DATES            (000S)      SEPTEMBER 30, 2007   APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canadian Dollar (CAD)                  10/1/07               531 CAD  $          533,822   $      2,004   $          --

CONTRACTS TO SELL
Australian Dollar (AUD)                10/2/07             3,931 AUD           3,488,073             --          39,746
                                                                                           ----------------------------
Total unrealized appreciation and depreciation                                             $      2,004   $      39,746
                                                                                           ============================

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   1,222,867,366
                                              =================


                  5 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Gross unrealized appreciation                 $     611,512,200
Gross unrealized depreciation                       (25,693,937)
                                              ------------------
Net unrealized appreciation                   $     585,818,263
                                              ==================


                  6 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007